CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] Class A ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] Class B ordinary shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	NetEase [Member] CNY (¥)	NetEase [Member] Additional paid-in capital [Member] CNY (¥)
Balance at Dec. 31, 2020	¥ (1,407,108)		¥ 18	¥ 56	¥ 2,309,963		¥ 2,950	¥ (3,674,034)	¥ (47,058)	¥ 997
Balance (Shares) at Dec. 31, 2020 | shares			25,597,106	89,132,360
Loss for the year	(998,578)							(995,655)		(2,923)
Share issuance pursuant to incentive plan	24,550		¥ 1		24,549
Share issuance pursuant to incentive plan (in shares) | shares			1,538,319
Share issuance upon follow-on offering, net of issuance cost (Note 13)	1,498,627		¥ 5		1,498,622
Share issuance upon follow-on offering, net of issuance cost (Note 13) (in shares) | shares			7,000,000
Share-based compensation expenses	84,983				84,983
Conversion of Class B shares into Class A shares (Shares) | shares			844,000	(844,000)
Deemed distribution to NetEase (Note 20)											¥ (4,171)	¥ (4,171)
Foreign currency translation adjustment	(7,296)								(7,296)
Appropriation to statutory reserves							1,506	(1,506)
Balance at Dec. 31, 2021	(808,993)		¥ 24	¥ 56	3,913,946		4,456	(4,671,195)	(54,354)	(1,926)
Balance (Shares) at Dec. 31, 2021 | shares			34,979,425	88,288,360
Loss for the year	(731,862)							(727,032)		(4,830)
Share issuance pursuant to incentive plan	10,101				10,101
Share issuance pursuant to incentive plan (in shares) | shares			641,738
Repurchase of ADSs (Note 14)	(42,330)					¥ (42,330)
Repurchase of ADSs (Note 14)(Share) | shares						(1,174,186)
Share-based compensation expenses	68,979				68,979
Foreign currency translation adjustment	(37,740)								(37,740)
Appropriation to statutory reserves							193	(193)
Balance at Dec. 31, 2022	(1,541,845)		¥ 24	¥ 56	3,993,026	¥ (42,330)	4,649	(5,398,420)	(92,094)	(6,756)
Balance (Shares) at Dec. 31, 2022 | shares			35,621,163	88,288,360		(1,174,186)
Loss for the year	(553,876)							(549,935)		(3,941)
Exercise and vesting of share-based awards	8,522				3,870	¥ 4,652
Exercise and vesting of share-based awards (Shares) | shares			227,327			128,205
Repurchase of ADSs (Note 14)	(134,313)					¥ (134,313)
Repurchase of ADSs (Note 14)(Share) | shares						(4,003,315)
Share-based compensation expenses	32,527				32,527
Reclassification of redeemable noncontrolling interests (Note 5)	30,369									30,369
Foreign currency translation adjustment	(8,448)	$ (1,190)							(8,448)
Appropriation to statutory reserves							227	(227)
Balance at Dec. 31, 2023	¥ (2,167,064)	$ (305,225)	¥ 24	¥ 56	¥ 4,029,423	¥ (171,991)	¥ 4,876	¥ (5,948,582)	¥ (100,542)	¥ 19,672
Balance (Shares) at Dec. 31, 2023 | shares			35,848,490	88,288,360		(5,049,296)